INTANGIBLE ASSETS	6 Months Ended
Apr. 30, 2024
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

Intangible assets consist of the valuation of identifiable intangible assets acquired (see Note 4), representing regulatory licenses. The Company uses its best estimates and assumptions as part of the purchase price allocation process to accurately value the identifiable intangible assets at the acquisition date. The straight-line method of amortization represents the Company’s best estimate of the distribution of the economic value of the identifiable intangible assets.

At April 30, 2024, intangible assets consisted of the following:

	Useful Life	April 30, 2024
Regulatory licenses	10 Years	$1,797,109
Less: accumulated amortization		(30,148)
		$1,766,961

For the six months ended April 30, 2024, amortization expense amounted to $30,148, which represented amortization from February 29, 2024 (the date of acquisition) to April 30, 2024. There was no comparable amortization prior to the date of acquisition.

Amortization of intangible assets attributable to future periods is as follows:

For the twelve-month period ending April 30:	Amortization amount
2025	$179,711
2026	179,711
2027	179,711
2028	179,711
2029 and thereafter	1,048,117
$1,766,961